UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03205
                                   811-21300

Name of Fund: CMA Government Securities Fund
              Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      CMA Government Securities Fund and Master Government Securities LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 10/01/2007 - 12/31/2007

Item 1 - Schedule of Investments

CMA Government Securities Fund

Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

                                                  Beneficial
                                                    Interest     Mutual Funds                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 $   573,353     Master Government Securities LLC                         $ 650,692
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $650,692) - 100.0%                                                                               650,692

Liabilities in Excess of Other Assets - (0.0%)                                                                                 (259)
                                                                                                                          ---------
Net Assets - 100.0%                                                                                                       $ 650,433
                                                                                                                          =========

Master Government Securities LLC
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

                                                                             Face           Interest         Maturity
Issue                                                                       Amount            Rate             Date          Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations* - 25.2%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                                                        $ 40,773        2.55 - 3.86 %     1/03/2008    $  40,761
                                                                             79,933      2.465 - 3.626       1/10/2008       79,866
                                                                             19,540        2.27 - 4.00       1/17/2008       19,512
                                                                             36,282       3.94 - 3.947       1/31/2008       36,159
                                                                             35,000              3.645       2/07/2008       34,865
                                                                             12,945       3.241 - 3.29       2/14/2008       12,892
                                                                             23,393       3.115 - 3.42       2/21/2008       23,281
                                                                             25,158       3.072 - 3.20       2/28/2008       25,027
                                                                              3,488               3.02       3/06/2008        3,469
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost - $275,832)                                                                         275,832
-----------------------------------------------------------------------------------------------------------------------------------

Face Amount                                                     Issue
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements*** - 74.6%
-----------------------------------------------------------------------------------------------------------------------------------
    $ 54,000           Banc of America Securities LLC, purchased on 12/26/2007 to yield 4.10% to 1/02/2008,
                       repurchase price $54,043, collateralized by GNMA, 6% due 12/20/2037                                   54,000

      53,700           Barclays Capital Inc., purchased on 12/31/2007 to yield 1.50% to 1/02/2008, repurchase
                       price $53,704, collateralized by U.S. Treasury Note, 8.75% due 5/15/2020                              53,700

      55,300           Bear, Stearns & Co., Inc., purchased on 12/31/2007 to yield 1.40% to 1/02/2008, repurchase
                       price $55,304, collateralized by U.S. Treasury Note, 4.75% due 8/15/2017                              55,300

      54,000           Citigroup Global Markets Inc., purchased on 12/26/2007 to yield 4.30% to 1/02/2008, repurchase
                       price $54,045, collateralized by GNMA, 5.50% due 5/15/2035                                            54,000

      55,800           Credit Suisse Securities (USA) LLC, purchased on 12/04/2007 to yield 4.45% to 1/02/2008,
                       repurchase price $56,000, collateralized by GNMA, 6% due 10/15/2037 to 12/15/2037                     55,800

      54,000           Deutsche Bank Securities Inc., purchased on 12/26/2007 to yield 4.25% to 1/02/2008, repurchase
                       price $54,045, collateralized by GNMA, 4.50% to 7% due 1/15/2026 to 11/15/2037                        54,000

      54,500           Goldman, Sachs & Co, Inc., purchased on 12/17/2007 to yield 4.05% to 1/16/2008, repurchase
                       price $54,684, collateralized by GNMA, 4.50% to 9.25% due 9/15/2010 to 12/15/2037                     54,500

      54,000           Greenwich Capital Markets, Inc., purchased on 12/26/2007 to yield 4.40% to 1/02/2008,
                       repurchase price $54,046, collateralized by GNMA, 4.50% to 12% due 8/15/2008 to 12/20/2037            54,000

      53,884           HSBC Securities (USA) Inc., purchased on 12/31/2007 to yield 1.50% to 1/02/2008, repurchase
                       price $53,888, collateralized by U.S. Treasury Note, 3.875% due 7/15/2010                             53,884

      55,000           J.P. Morgan Securities Inc., purchased on 12/31/2007 to yield 3.55% to 1/07/2008, repurchase
                       price $55,038, collateralized by GNMA, 4.50% to 9% due 9/15/2008 to 12/20/2037                        55,000

      55,000           Lehman Brothers Inc., purchased on 12/31/2007 to yield 3.55% to 1/07/2008, repurchase
                       price $55,038, collateralized by GNMA, 4% to 11% due 4/15/2008 to 12/15/2037                          55,000

      54,000           Merrill Lynch Government Securities Inc., purchased on 12/26/2007 to yield 3.75% to 1/02/2008,
                       repurchase price $54,039, collateralized by GNMA, 3.50% to 13% due 4/20/2008 to 7/20/2037 (a)         54,000

      54,000           Mizuho Securities USA Inc., purchased on 12/26/2007 to yield 3.70% to 1/02/2008, repurchase price $54,039, collateralized by U.S. Treasury Notes, 3% to 4.875% due 2/15/2008 to 5/15/2015,
                       U.S. Treasury Bond, 7.125% due 2/15/2023 and U.S. Treasury Bills, due 3/20/2008 to 5/29/2008          54,000

      54,000           Morgan Stanley & Co. Inc., purchased on 12/26/2007 to yield 3.75% to 1/02/2008, repurchase
                       price $54,039, collateralized by GNMA, 4.50% due 9/15/2018 to 12/15/2018                              54,000

Master Government Securities LLC
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

Face Amount                                                     Issue                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
   $ 54,000            UBS Securities LLC, purchased on 12/26/2007 to yield 4.20% to 1/02/2008, repurchase price
                       $54,044, collateralized by GNMA, 4% to 12.50% due 4/15/2008 to 12/20/2037                        $    54,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $815,184)                                                                               815,184
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $1,091,016**) - 99.8%                                                                          1,091,016

Other Assets Less Liabilities - 0.2%                                                                                          2,345
                                                                                                                        -----------
Net Assets - 100.0%                                                                                                     $ 1,093,361
                                                                                                                        ===========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
**    Cost for federal income tax purposes.
***   Repurchase Agreements are fully collateralized by U.S. Government
      Obligations.
(a) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Interest
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities Inc.            $ 5,100        $1,332
      --------------------------------------------------------------------------

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Government Securities Fund and Master Government Securities LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    CMA Government Securities Fund and Master Government Securities LLC

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    CMA Government Securities Fund and Master Government Securities LLC

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    CMA Government Securities Fund and Master Government Securities LLC

Date: February 21, 2008